Class A Ordinary Shares Subject to Possible Redemption	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fifth Wall Acquisition Corp. III [Member]
Class A Ordinary Shares Subject to Possible Redemption
NOTE 6. CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
Some of the Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of June 30, 2023 and December 31, 2022, there were 1,348,302 and 28,407,000 shares of Class A ordinary shares outstanding, of which 441,302 and 27,500,000 shares were subject to possible redemption and are classified outside of permanent equity in the condensed consolidated balance sheets, respectively.
As of June 30, 2023 and December 31, 2022, the Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets are reconciled on the following table:

Gross proceeds	$275,000,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(16,046,813)
Increase in redemption value of Class A ordinary shares subject to possible redemption	(3,166,410)
Plus:
Accretion of carrying value to redemption value	16,046,813
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption	6,015,625

Class A ordinary shares subject to possible redemption as of December 31, 2022	277,849,215
Less:
Redemptions	(278,780,559)
Plus:
Accretion of carrying value to redemption value	3,609,375
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption	2,090,559

Class A ordinary shares subject to possible redemption as of June 30, 2023	$4,768,583

NOTE 7

—

CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
Some of the Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2022 and 2021, there were
28,407,000
shares of Class A ordinary shares outstanding, of which
27,500,000
were subject to possible redemption and are classified outside of permanent equity in the consolidated balance sheets.
The Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheets is reconciled on the following table:

Gross proceeds	$275,000,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(16,046,813)
Plus:
Accretion of carrying value to redemption value	16,046,813

Class A ordinary shares subject to possible redemption as of December 31, 2021	275,000,000
Plus:
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption	6,015,625
Less:
Increase in redemption value of Class A ordinary shares subject to possible redemption	(3,166,410)

Class A ordinary shares subject to possible redemption as of December 31, 2022	$277,849,215